UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1: Schedule of Investments

Vanguard Capital Opportunity Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (94.9%)
Consumer Discretionary (9.4%)
* CarMax Inc.	4,186,797	217,755
* DIRECTV	2,081,476	176,946
* Tesla Motors Inc.	690,566	165,777
TJX Cos. Inc.	2,580,000	137,127
Carnival Corp.	3,092,500	116,433
Royal Caribbean Cruises Ltd.	1,320,000	73,392
* DreamWorks Animation SKG Inc. Class A	2,510,000	58,383
* Ascena Retail Group Inc.	2,735,200	46,772
* Tribune Co.	480,000	40,824
* Bed Bath & Beyond Inc.	703,700	40,378
Las Vegas Sands Corp.	340,000	25,915
Sony Corp. ADR	1,495,800	25,085
L Brands Inc.	366,500	21,499
Ross Stores Inc.	296,000	19,574
* Amazon.com Inc.	57,700	18,740
* Shutterfly Inc.	92,500	3,983
Gildan Activewear Inc. Class A	66,150	3,895
Newell Rubbermaid Inc.	86,200	2,671
* Norwegian Cruise Line Holdings Ltd.	74,000	2,346
Carter's Inc.	8,520	587
* Panera Bread Co. Class A	3,705	555
		1,198,637
Energy (2.2%)
^ Transocean Ltd.	2,423,500	109,130
Cabot Oil & Gas Corp.	1,285,800	43,897
Noble Energy Inc.	496,000	38,420
National Oilwell Varco Inc.	321,000	26,434
* Southwestern Energy Co.	326,334	14,845
^ Frank's International NV	479,100	11,786
* Cameron International Corp.	166,500	11,274
Oceaneering International Inc.	125,000	9,766
Ensco plc Class A	143,340	7,966
Range Resources Corp.	10,000	870
		274,388
Financials (2.2%)
Charles Schwab Corp.	7,659,000	206,257
CME Group Inc.	468,850	33,265
Chubb Corp.	317,000	29,218
Discover Financial Services	125,400	7,772
		276,512
Health Care (32.5%)
* Biogen Idec Inc.	2,765,438	871,970
Amgen Inc.	4,646,400	549,994
Roche Holding AG	1,561,578	465,283
Eli Lilly & Co.	7,288,000	453,095
* BioMarin Pharmaceutical Inc.	4,769,100	296,686
Medtronic Inc.	4,459,200	284,319
Novartis AG ADR	3,131,000	283,449

*	Illumina Inc.	1,220,100	217,837
*	QIAGEN NV	8,280,000	202,446
*	Boston Scientific Corp.	7,216,300	92,152
	Thermo Fisher Scientific Inc.	522,600	61,667
*	Seattle Genetics Inc.	1,485,000	56,801
*	Pharmacyclics Inc.	593,700	53,261
	Abbott Laboratories	1,299,600	53,154
	PerkinElmer Inc.	790,000	37,004
*	Charles River Laboratories International Inc.	660,000	35,323
*	InterMune Inc.	790,000	34,878
*	Affymetrix Inc.	2,700,600	24,062
*	Edwards Lifesciences Corp.	280,000	24,035
*	Waters Corp.	154,000	16,084
*	ImmunoGen Inc.	1,280,000	15,168
	Zimmer Holdings Inc.	54,000	5,608
*,^ Dendreon Corp.		2,300,000	5,290
*	Cerner Corp.	10,000	516
			4,140,082
Industrials (13.4%)
	FedEx Corp.	2,653,174	401,637
	Southwest Airlines Co.	10,935,100	293,717
*	United Continental Holdings Inc.	4,041,200	165,972
	Delta Air Lines Inc.	3,830,000	148,298
	Rockwell Automation Inc.	1,063,000	133,045
*	JetBlue Airways Corp.	6,940,150	75,301
^	Ritchie Bros Auctioneers Inc.	2,962,000	73,013
	Union Pacific Corp.	702,000	70,025
*	American Airlines Group Inc.	1,611,000	69,209
	Airbus Group NV	806,440	54,070
*	Jacobs Engineering Group Inc.	965,000	51,415
	IDEX Corp.	580,000	46,829
*	AECOM Technology Corp.	1,370,000	44,114
	CH Robinson Worldwide Inc.	396,900	25,318
	Curtiss-Wright Corp.	317,500	20,815
	Chicago Bridge & Iron Co.	173,100	11,805
*	Spirit Airlines Inc.	158,235	10,007
	Expeditors International of Washington Inc.	200,000	8,832
*	Esterline Technologies Corp.	30,631	3,526
*	NOW Inc.	80,250	2,906
			1,709,854
Information Technology (32.8%)
*	Adobe Systems Inc.	4,124,500	298,449
	SanDisk Corp.	2,253,277	235,310
	Texas Instruments Inc.	4,896,400	233,999
*	Trimble Navigation Ltd.	5,788,400	213,881
	Microsoft Corp.	4,750,000	198,075
*	Cree Inc.	3,944,900	197,048
*	Micron Technology Inc.	5,705,000	187,980
	Corning Inc.	8,080,000	177,356
^	ASML Holding NV	1,835,040	171,154
*	Electronic Arts Inc.	4,637,700	166,354
*	Google Inc. Class A	272,830	159,516
*	Google Inc. Class C	272,830	156,954
	Altera Corp.	4,365,000	151,727
	Symantec Corp.	6,299,400	144,256
*	Flextronics International Ltd.	13,019,600	144,127

	QUALCOMM Inc.		1,606,975	127,272
	NVIDIA Corp.		6,477,800	120,098
	NetApp Inc.		2,804,200	102,409
*,^ BlackBerry Ltd.			9,358,700	95,833
	EMC Corp.		3,385,000	89,161
	Hewlett-Packard Co.		2,220,000	74,770
	Visa Inc. Class A		327,180	68,940
*,1 Descartes Systems Group Inc.			4,645,000	66,609
*	Rambus Inc.		4,400,000	62,920
	Plantronics Inc.		1,150,000	55,258
	KLA-Tencor Corp.		728,900	52,947
*,1 FormFactor Inc.			5,809,700	48,337
*,^ NeuStar Inc. Class A			1,662,666	43,263
	FEI Co.		462,519	41,964
*	Nuance Communications Inc.		2,145,000	40,262
	Intuit Inc.		370,000	29,796
*	Entegris Inc.		2,019,231	27,754
*	F5 Networks Inc.		222,825	24,832
	Apple Inc.		259,000	24,069
	Jabil Circuit Inc.		1,000,000	20,900
*	eBay Inc.		407,100	20,379
	MasterCard Inc. Class A		244,500	17,963
*	VMware Inc. Class A		180,000	17,426
*	Ciena Corp.		607,142	13,151
*	SMART Technologies Inc. Class A		4,371,304	12,458
	Applied Materials Inc.		540,000	12,177
	Analog Devices Inc.		225,000	12,166
	Xilinx Inc.		200,000	9,462
	Brocade Communications Systems Inc.		1,000,000	9,200
*	Arista Networks Inc.		66,000	4,118
	Motorola Solutions Inc.		25,150	1,674
*	salesforce.com inc		23,500	1,365
*	Workday Inc. Class A		10,025	901
	Accenture plc Class A		10,000	808
*	Facebook Inc. Class A		100	7
				4,186,835
Materials (2.4%)
	Monsanto Co.		2,438,786	304,214
*	Boise Cascade Co.		15,800	453
				304,667
Total Common Stocks (Cost $5,809,404)				12,090,975
		Coupon
Temporary Cash Investment (5.8%)
Money Market Fund (5.8%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$739,202)	0.111%	739,201,760	739,202
Total Investments (100.7%) (Cost $6,548,606)				12,830,177
Other Assets and Liabilities-Net (-0.7%)[3]				(85,325)
Net Assets (100%)				12,744,852
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,526,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

3 Includes $57,242,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,571,622	519,353	—
Temporary Cash Investments	739,202	—	—
Total	12,310,824	519,353	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Capital Opportunity Fund

		Current Period Transactions
	Sept. 30,		Proceeds		Jun. 30,
	2013		from		2014
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Descartes Systems Group Inc.	52,907	—	—	—	66,609
FormFactor Inc.	38,654	901	—	—	48,337
	91,561			—	114,946

E. At June 30, 2014, the cost of investment securities for tax purposes was $6,548,606,000. Net unrealized appreciation of investment securities for tax purposes was $6,281,571,000, consisting of unrealized gains of $6,566,010,000 on securities that had risen in value since their purchase and $284,439,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Equity Fund

Schedule of Investments
As of June 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (15.3%)
*	O'Reilly Automotive Inc.	346,100	52,123
	Hanesbrands Inc.	450,700	44,367
	Cablevision Systems Corp. Class A	2,442,400	43,108
	GameStop Corp. Class A	1,062,200	42,987
*	Murphy USA Inc.	809,100	39,557
	Dillard's Inc. Class A	337,170	39,317
	Domino's Pizza Inc.	498,520	36,437
	Best Buy Co. Inc.	1,126,300	34,927
*,^ Smith & Wesson Holding Corp.		2,181,500	31,719
*	Starz	849,300	25,301
	Brinker International Inc.	516,950	25,150
*	Skechers U.S.A. Inc. Class A	509,600	23,289
^	Sturm Ruger & Co. Inc.	353,400	20,854
^	Buckle Inc.	445,000	19,740
	PetSmart Inc.	287,800	17,210
	Wyndham Worldwide Corp.	226,100	17,120
	Brown Shoe Co. Inc.	554,300	15,859
*	Barnes & Noble Inc.	693,000	15,794
	Jack in the Box Inc.	255,500	15,289
*	Visteon Corp.	153,400	14,881
	Hasbro Inc.	268,000	14,217
	Nutrisystem Inc.	714,100	12,218
*	Grand Canyon Education Inc.	256,000	11,768
*,^ Outerwall Inc.		197,990	11,751
*	Tower International Inc.	318,400	11,730
	Starwood Hotels & Resorts Worldwide Inc.	141,200	11,412
	Thor Industries Inc.	188,100	10,697
*	Live Nation Entertainment Inc.	432,600	10,681
*	ANN Inc.	253,400	10,425
	Whirlpool Corp.	72,300	10,066
	Cheesecake Factory Inc.	185,500	8,611
	Newell Rubbermaid Inc.	261,600	8,107
	Harman International Industries Inc.	72,000	7,735
	Lear Corp.	86,400	7,717
	Tupperware Brands Corp.	91,400	7,650
*	MGM Resorts International	244,500	6,455
	Graham Holdings Co. Class B	8,500	6,104
*	Tenneco Inc.	89,595	5,886
*	Red Robin Gourmet Burgers Inc.	81,100	5,774
	Royal Caribbean Cruises Ltd.	100,000	5,560
*	NVR Inc.	4,800	5,523
	Staples Inc.	500,100	5,421
*	Strayer Education Inc.	103,000	5,409
	Goodyear Tire & Rubber Co.	186,300	5,175
	Cracker Barrel Old Country Store Inc.	50,400	5,018
*	Steven Madden Ltd.	127,100	4,360
	Leggett & Platt Inc.	118,200	4,052
	Regal Entertainment Group Class A	164,500	3,471
	Expedia Inc.	40,000	3,150

*	Liberty Interactive Corp. Class A	101,300	2,974
	Lamar Advertising Co. Class A	53,300	2,825
	Foot Locker Inc.	55,000	2,790
*	Fossil Group Inc.	24,600	2,571
	Garmin Ltd.	42,000	2,558
	Williams-Sonoma Inc.	35,000	2,512
	CST Brands Inc.	72,100	2,488
	Gentex Corp.	84,400	2,455
*	Marriott Vacations Worldwide Corp.	41,500	2,433
	NACCO Industries Inc. Class A	34,000	1,720
	Columbia Sportswear Co.	19,300	1,595
*	Gentherm Inc.	25,100	1,116
			829,209
Consumer Staples (5.2%)
	Sanderson Farms Inc.	456,100	44,333
*	Pilgrim's Pride Corp.	1,609,200	44,028
	Tyson Foods Inc. Class A	1,169,400	43,899
^	Herbalife Ltd.	577,078	37,245
*	Rite Aid Corp.	4,146,400	29,730
	Keurig Green Mountain Inc.	132,800	16,548
	Coca-Cola Enterprises Inc.	246,700	11,787
*	SUPERVALU Inc.	1,331,700	10,946
	Lancaster Colony Corp.	108,519	10,327
	Andersons Inc.	184,350	9,509
	Molson Coors Brewing Co. Class B	110,400	8,187
	Dr Pepper Snapple Group Inc.	100,000	5,858
*	Monster Beverage Corp.	75,000	5,327
	Energizer Holdings Inc.	20,000	2,441
			280,165
Energy (7.5%)
	Helmerich & Payne Inc.	455,692	52,910
	SM Energy Co.	583,000	49,030
	Green Plains Inc.	1,258,900	41,380
	Core Laboratories NV	224,800	37,555
	Exterran Holdings Inc.	698,600	31,430
	Cabot Oil & Gas Corp.	572,800	19,555
*	SEACOR Holdings Inc.	203,700	16,754
	Cimarex Energy Co.	105,300	15,106
*	Newfield Exploration Co.	325,700	14,396
	EQT Corp.	115,000	12,294
*	Matador Resources Co.	341,800	10,008
*,^ Quicksilver Resources Inc.		3,595,100	9,599
	Nabors Industries Ltd.	312,000	9,163
	Denbury Resources Inc.	488,700	9,021
*	Unit Corp.	110,700	7,620
^	Plains GP Holdings LP Class A	180,200	5,765
*	Whiting Petroleum Corp.	70,000	5,618
*,^ SandRidge Energy Inc.		774,900	5,541
	Western Refining Inc.	144,800	5,437
*	Ultra Petroleum Corp.	180,700	5,365
*	Matrix Service Co.	160,200	5,253
	Oceaneering International Inc.	67,000	5,235
	Comstock Resources Inc.	173,550	5,005
	Bristow Group Inc.	57,500	4,636
*	Magnum Hunter Resources Corp.	529,000	4,338
*	Bonanza Creek Energy Inc.	65,000	3,717

	RPC Inc.	129,400	3,040
	Patterson-UTI Energy Inc.	78,200	2,732
*	Gran Tierra Energy Inc.	303,900	2,468
*	Kosmos Energy Ltd.	214,900	2,413
	PBF Energy Inc. Class A	81,881	2,182
*	Carrizo Oil & Gas Inc.	28,000	1,939
*	Clayton Williams Energy Inc.	13,600	1,868
*	Oil States International Inc.	19,700	1,263
			409,636
Financials (19.0%)
	Everest Re Group Ltd.	288,800	46,349
	RenaissanceRe Holdings Ltd.	414,600	44,362
	Comerica Inc.	865,600	43,418
	KeyCorp	2,999,930	42,989
	Huntington Bancshares Inc.	4,182,800	39,904
*	Portfolio Recovery Associates Inc.	617,700	36,772
	Torchmark Corp.	443,795	36,356
	Regions Financial Corp.	3,239,100	34,399
*,^ World Acceptance Corp.		412,619	31,343
*	E*TRADE Financial Corp.	1,280,900	27,232
	Host Hotels & Resorts Inc.	1,199,900	26,410
	XL Group plc Class A	729,400	23,873
*	Howard Hughes Corp.	121,200	19,129
*	Popular Inc.	533,900	18,249
	Montpelier Re Holdings Ltd.	563,900	18,017
	Omega Healthcare Investors Inc.	486,600	17,936
	Kimco Realty Corp.	759,500	17,453
	Extra Space Storage Inc.	313,540	16,696
	Retail Properties of America Inc.	1,078,600	16,589
^	Ryman Hospitality Properties Inc.	335,500	16,154
	Geo Group Inc.	443,600	15,850
	Corrections Corp. of America	478,732	15,726
*	Strategic Hotels & Resorts Inc.	1,336,000	15,645
	EPR Properties	275,900	15,414
	Platinum Underwriters Holdings Ltd.	226,300	14,676
	RLJ Lodging Trust	472,700	13,656
	Hospitality Properties Trust	428,100	13,014
	Weingarten Realty Investors	392,500	12,890
	Lincoln National Corp.	238,900	12,289
^	Lexington Realty Trust	1,072,800	11,811
	Brandywine Realty Trust	757,032	11,810
	Regency Centers Corp.	202,700	11,286
	Sovran Self Storage Inc.	145,900	11,271
*	Realogy Holdings Corp.	295,100	11,128
	Apartment Investment & Management Co. Class A	338,700	10,930
	Pennsylvania REIT	560,800	10,554
	United Community Banks Inc.	571,200	9,351
	Unum Group	256,300	8,909
	Waddell & Reed Financial Inc. Class A	135,000	8,450
	Nelnet Inc. Class A	203,912	8,448
	Associated Banc-Corp	464,200	8,393
	Primerica Inc.	166,100	7,948
	East West Bancorp Inc.	223,900	7,834
	RAIT Financial Trust	899,300	7,437
	Equity Lifestyle Properties Inc.	166,600	7,357
	Plum Creek Timber Co. Inc.	162,600	7,333
	Ashford Hospitality Trust Inc.	603,300	6,962

* Credit Acceptance Corp.	55,422	6,822
Washington Federal Inc.	291,600	6,541
Inland Real Estate Corp.	605,000	6,431
Taubman Centers Inc.	74,800	5,671
SL Green Realty Corp.	50,000	5,470
CoreSite Realty Corp.	164,300	5,433
Allied World Assurance Co. Holdings AG	139,800	5,315
Provident Financial Services Inc.	293,425	5,082
National Health Investors Inc.	80,900	5,061
Legg Mason Inc.	97,800	5,018
Cathay General Bancorp	185,510	4,742
Spirit Realty Capital Inc.	407,900	4,634
DuPont Fabros Technology Inc.	164,400	4,432
PrivateBancorp Inc.	152,500	4,432
Altisource Residential Corp.	169,300	4,407
Aspen Insurance Holdings Ltd.	95,500	4,338
StanCorp Financial Group Inc.	65,800	4,211
Axis Capital Holdings Ltd.	91,400	4,047
Voya Financial Inc.	111,300	4,045
LaSalle Hotel Properties	108,700	3,836
Healthcare Trust of America Inc. Class A	317,000	3,817
Highwoods Properties Inc.	87,100	3,654
Home Properties Inc.	55,500	3,550
UDR Inc.	120,000	3,436
* MGIC Investment Corp.	355,000	3,280
Assurant Inc.	49,700	3,258
Navient Corp.	180,000	3,188
American Realty Capital Properties Inc.	250,421	3,138
Aviv REIT Inc.	105,100	2,961
Sabra Health Care REIT Inc.	97,500	2,799
HCI Group Inc.	68,400	2,777
WP Carey Inc.	42,600	2,743
National Retail Properties Inc.	73,700	2,741
Columbia Property Trust Inc.	105,000	2,731
Apollo Residential Mortgage Inc.	153,400	2,565
* Western Alliance Bancorp	106,900	2,544
Ramco-Gershenson Properties Trust	148,300	2,465
Douglas Emmett Inc.	78,900	2,227
CIT Group Inc.	40,000	1,830
Chesapeake Lodging Trust	54,000	1,632
* Piper Jaffray Cos.	26,800	1,387
* CareTrust REIT Inc.	67,000	1,327
Astoria Financial Corp.	80,800	1,087
* Investment Technology Group Inc.	57,000	962
		1,032,069
Health Care (10.7%)
* Mylan Inc.	1,041,300	53,689
Omnicare Inc.	700,500	46,632
CR Bard Inc.	322,700	46,149
* Quintiles Transnational Holdings Inc.	855,700	45,600
* Charles River Laboratories International Inc.	769,600	41,189
^ ResMed Inc.	685,783	34,721
* Endo International plc	408,500	28,603
* Covance Inc.	262,800	22,490
* Salix Pharmaceuticals Ltd.	136,600	16,850
* Boston Scientific Corp.	1,311,400	16,747
* Illumina Inc.	90,000	16,069

	Universal Health Services Inc. Class B	156,700	15,006
*	Thoratec Corp.	400,200	13,951
*	Align Technology Inc.	245,700	13,769
	West Pharmaceutical Services Inc.	313,600	13,228
	PDL BioPharma Inc.	1,344,400	13,014
*	Centene Corp.	165,200	12,491
*,^ Myriad Genetics Inc.		298,600	11,622
*	PAREXEL International Corp.	202,200	10,684
*	United Therapeutics Corp.	119,300	10,557
	Kindred Healthcare Inc.	406,031	9,379
*	CareFusion Corp.	191,100	8,475
^	Chemed Corp.	88,700	8,313
*	VCA Inc.	236,900	8,313
*	Bruker Corp.	323,400	7,849
*	Cyberonics Inc.	113,700	7,102
*	Magellan Health Inc.	92,300	5,745
*	Depomed Inc.	380,200	5,285
	Quest Diagnostics Inc.	90,000	5,282
*	Hospira Inc.	87,000	4,469
	Select Medical Holdings Corp.	279,300	4,357
*	Mettler-Toledo International Inc.	16,300	4,127
*	Henry Schein Inc.	30,000	3,560
*	Hologic Inc.	120,000	3,042
*	Health Net Inc.	64,500	2,679
	HealthSouth Corp.	68,260	2,448
*	MedAssets Inc.	97,900	2,236
	Ensign Group Inc.	67,000	2,082
*	Affymetrix Inc.	196,000	1,746
*	PharMerica Corp.	49,800	1,424
*	Natus Medical Inc.	50,200	1,262
*,^ Dendreon Corp.		522,500	1,202
			583,438
Industrials (14.6%)
	Southwest Airlines Co.	2,150,400	57,760
*	United Rentals Inc.	470,200	49,244
	Trinity Industries Inc.	1,088,800	47,602
*	Spirit AeroSystems Holdings Inc. Class A	1,294,400	43,621
	L-3 Communications Holdings Inc.	356,700	43,072
	Huntington Ingalls Industries Inc.	428,900	40,570
	Cintas Corp.	568,900	36,148
	EnerSys	448,557	30,856
	Alaska Air Group Inc.	319,490	30,368
*	JetBlue Airways Corp.	2,775,200	30,111
	AO Smith Corp.	568,200	28,171
	Pitney Bowes Inc.	978,400	27,023
	Towers Watson & Co. Class A	257,000	26,787
	Flowserve Corp.	340,800	25,339
*	Greenbrier Cos. Inc.	316,100	18,207
	Manpowergroup Inc.	168,900	14,331
*	Spirit Airlines Inc.	217,700	13,767
	AMERCO	45,740	13,299
	Deluxe Corp.	223,013	13,064
	Fluor Corp.	135,000	10,382
	Pall Corp.	111,500	9,521
	Hyster-Yale Materials Handling Inc.	105,600	9,350
	ArcBest Corp.	213,600	9,294
	AGCO Corp.	155,000	8,714

*	Sensata Technologies Holding NV	185,000	8,654
	ITT Corp.	179,300	8,624
*	Pentair plc	118,000	8,510
	Masco Corp.	378,900	8,412
	Steelcase Inc. Class A	518,400	7,843
	Toro Co.	119,200	7,581
*	Taser International Inc.	553,000	7,355
*	B/E Aerospace Inc.	78,400	7,251
*	WABCO Holdings Inc.	67,000	7,157
	RR Donnelley & Sons Co.	418,900	7,105
*	AECOM Technology Corp.	218,900	7,049
	Oshkosh Corp.	114,600	6,364
*	United Continental Holdings Inc.	149,700	6,148
	IDEX Corp.	72,900	5,886
	Standex International Corp.	76,450	5,694
*	Generac Holdings Inc.	114,100	5,561
	Lennox International Inc.	55,000	4,926
	GATX Corp.	61,400	4,110
	Mueller Water Products Inc. Class A	446,500	3,858
	Alliant Techsystems Inc.	26,700	3,576
*	Saia Inc.	76,050	3,341
*	Hexcel Corp.	81,000	3,313
	Ryder System Inc.	32,900	2,898
	Barnes Group Inc.	73,000	2,813
	Terex Corp.	67,700	2,783
*	Avis Budget Group Inc.	38,637	2,306
*	Hawaiian Holdings Inc.	168,200	2,306
	G&K Services Inc. Class A	31,100	1,619
*	Aerovironment Inc.	48,600	1,546
*	Civeo Corp.	39,400	986
			792,176
Information Technology (15.2%)
*	Alliance Data Systems Corp.	181,100	50,934
*,^ SunPower Corp. Class A		1,100,700	45,107
*	Take-Two Interactive Software Inc.	2,017,000	44,858
	Lexmark International Inc. Class A	916,000	44,115
	Computer Sciences Corp.	684,700	43,273
*	Aspen Technology Inc.	921,800	42,772
*	Gartner Inc.	602,291	42,474
*,^ Advanced Micro Devices Inc.		10,042,835	42,079
*	Manhattan Associates Inc.	1,218,400	41,950
	Anixter International Inc.	301,208	30,142
*	Electronic Arts Inc.	774,800	27,792
	Heartland Payment Systems Inc.	564,600	23,267
	Jack Henry & Associates Inc.	333,300	19,808
	Harris Corp.	236,900	17,945
	Broadridge Financial Solutions Inc.	381,700	15,894
	Marvell Technology Group Ltd.	1,050,000	15,046
*	Freescale Semiconductor Ltd.	622,700	14,633
	Xilinx Inc.	300,000	14,193
	DST Systems Inc.	142,270	13,113
*	Tech Data Corp.	198,900	12,435
	Lam Research Corp.	176,500	11,928
	Avnet Inc.	269,100	11,924
*	SYNNEX Corp.	146,074	10,641
*	Fiserv Inc.	174,000	10,496
*	CACI International Inc. Class A	142,600	10,012

*	RF Micro Devices Inc.	1,028,500	9,863
	MAXIMUS Inc.	227,080	9,769
	Brocade Communications Systems Inc.	1,031,700	9,492
	Booz Allen Hamilton Holding Corp. Class A	420,500	8,931
*	Ingram Micro Inc.	299,500	8,748
*	Cirrus Logic Inc.	384,600	8,746
*	Unisys Corp.	351,200	8,689
*	ARRIS Group Inc.	256,700	8,350
*	MicroStrategy Inc. Class A	55,900	7,861
	CDW Corp.	232,000	7,396
	NVIDIA Corp.	375,000	6,952
	Skyworks Solutions Inc.	130,000	6,105
*	Acxiom Corp.	223,200	4,841
*,^ Ubiquiti Networks Inc.		105,700	4,777
*	Flextronics International Ltd.	423,000	4,683
*	ON Semiconductor Corp.	500,000	4,570
*	Ciena Corp.	209,600	4,540
	Linear Technology Corp.	90,000	4,236
*	Applied Micro Circuits Corp.	377,400	4,080
*	CommScope Holding Co. Inc.	157,221	3,637
*	Rambus Inc.	249,300	3,565
*	Zebra Technologies Corp.	40,700	3,350
	Mentor Graphics Corp.	150,000	3,236
*	Angie's List Inc.	238,600	2,849
*	International Rectifier Corp.	99,700	2,782
*	Sapient Corp.	154,400	2,509
*	Super Micro Computer Inc.	81,900	2,070
*	Vistaprint NV	50,000	2,023
	Diebold Inc.	48,300	1,940
*	Silicon Graphics International Corp.	199,800	1,922
*	Fabrinet	78,900	1,625
*	Sanmina Corp.	66,300	1,510
*	Global Cash Access Holdings Inc.	149,000	1,326
*	iGATE Corp.	35,500	1,292
*	Blackhawk Network Holdings Inc. Class B	20,536	551
			825,647
Materials (6.7%)
	CF Industries Holdings Inc.	188,700	45,388
	Cytec Industries Inc.	289,900	30,561
	Avery Dennison Corp.	570,100	29,218
	Westlake Chemical Corp.	330,772	27,705
	United States Steel Corp.	1,039,500	27,069
*	Graphic Packaging Holding Co.	2,111,619	24,706
	Eastman Chemical Co.	262,486	22,928
	Olin Corp.	756,400	20,362
*	Owens-Illinois Inc.	551,800	19,114
	Valspar Corp.	246,900	18,811
	Packaging Corp. of America	246,900	17,651
	NewMarket Corp.	32,822	12,870
	Worthington Industries Inc.	222,400	9,572
*	Berry Plastics Group Inc.	349,289	9,012
	Scotts Miracle-Gro Co. Class A	126,500	7,193
	Neenah Paper Inc.	108,400	5,761
	Ball Corp.	80,000	5,014
	Sealed Air Corp.	144,500	4,938
*	Ferro Corp.	364,300	4,576
	Minerals Technologies Inc.	59,300	3,889

Celanese Corp. Class A			60,000	3,857
International Flavors & Fragrances Inc.			36,600	3,817
Huntsman Corp.			120,000	3,372
* Calgon Carbon Corp.			129,200	2,885
Sonoco Products Co.			54,000	2,372
Domtar Corp.			45,800	1,962
Bemis Co. Inc.			48,200	1,960
				366,563
Telecommunication Services (0.5%)
Frontier Communications Corp.			3,774,700	22,044
* Level 3 Communications Inc.			90,000	3,952
				25,996
Utilities (4.9%)
Ameren Corp.			1,152,700	47,123
AES Corp.			2,898,800	45,076
AGL Resources Inc.			542,900	29,876
DTE Energy Co.			269,050	20,951
Portland General Electric Co.			588,500	20,403
Southwest Gas Corp.			241,540	12,751
PNM Resources Inc.			387,735	11,372
Vectren Corp.			230,700	9,805
UGI Corp.			188,900	9,540
MDU Resources Group Inc.			227,100	7,971
OGE Energy Corp.			200,000	7,816
CMS Energy Corp.			237,700	7,404
CenterPoint Energy Inc.			252,400	6,446
Wisconsin Energy Corp.			134,300	6,301
Pinnacle West Capital Corp.			101,900	5,894
New Jersey Resources Corp.			91,700	5,242
Great Plains Energy Inc.			152,000	4,084
American States Water Co.			108,000	3,589
Westar Energy Inc. Class A			84,700	3,235
Atmos Energy Corp.			51,700	2,761
				267,640
Total Common Stocks (Cost $4,179,008)				5,412,539
	Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
[2,3] Vanguard Market Liquidity Fund	0.111%		104,556,765	104,557

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.080%	10/6/14	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.080%	7/16/14	400	400
[5,6] Federal Home Loan Bank Discount Notes	0.075%	8/6/14	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.080%	10/3/14	1,000	999
				1,799
Total Temporary Cash Investments (Cost $106,356)				106,356
Total Investments (101.5%) (Cost $4,285,364)				5,518,895
Other Assets and Liabilities-Net (-1.5%)[3]				(84,140)
Net Assets (100%)				5,434,755
* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,167,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $67,457,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,180,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determinethe fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,412,539	—	—
Temporary Cash Investments	104,557	1,799	—
Futures Contracts—Assets[1]	103	—	—
Total	5,517,199	1,799	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio

Strategic Equity Fund

turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	September 2014	76	10,863	233
E-mini Russell 2000 Index	September 2014	89	10,593	73
				306

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $4,285,594,000. Net unrealized appreciation of investment securities for tax purposes was $1,233,301,000, consisting of unrealized gains of $1,274,943,000 on securities that had risen in value since their purchase and $41,642,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Equity Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.4%)[1]
Argentina (0.1%)
^ Arcos Dorados Holdings Inc. Class A	513,147	5,747

Australia (1.7%)
Commonwealth Bank of Australia	376,951	28,749
Brambles Ltd.	1,526,550	13,226
Australia & New Zealand Banking Group Ltd.	415,909	13,078
* Alumina Ltd.	1,756,650	2,243
Coca-Cola Amatil Ltd.	230,545	2,059
Fairfax Media Ltd.	2,192,531	1,869
* BlueScope Steel Ltd.	324,979	1,665
BHP Billiton Ltd.	46,414	1,583
* Recall Holdings Ltd.	340,820	1,536
Amcor Ltd.	125,880	1,238
Iluka Resources Ltd.	157,783	1,212
Orica Ltd.	65,436	1,202
Cochlear Ltd.	18,375	1,070
SAI Global Ltd.	218,920	1,057
* Transpacific Industries Group Ltd.	1,036,050	991
Toll Holdings Ltd.	203,301	978
Santos Ltd.	63,018	848
ALS Ltd.	80,191	670
DuluxGroup Ltd.	108,456	579
Sigma Pharmaceuticals Ltd.	778,914	536
Goodman Fielder Ltd.	776,965	498
Metcash Ltd.	184,753	460
Ansell Ltd.	17,029	318
Wotif.com Holdings Ltd.	78,746	181
Orora Ltd.	134,459	181
Premier Investments Ltd.	13,328	107
		78,134
Austria (0.1%)
Wienerberger AG	76,824	1,287
Oesterreichische Post AG	19,715	979
Andritz AG	13,729	793
OMV AG	9,426	426
		3,485
Belgium (0.1%)
Anheuser-Busch InBev NV	40,195	4,618

Brazil (0.9%)
BM&FBovespa SA	1,834,600	9,623
Cia Brasileira de Distribuicao ADR	163,887	7,593
EDP - Energias do Brasil SA	697,000	3,423
* B2W Cia Digital	256,918	3,256
Vale SA Preference Shares	220,100	2,625
^ Cia Paranaense de Energia ADR	149,600	2,290
Totvs SA	128,700	2,213
MRV Engenharia e Participacoes SA	572,400	1,933

Cia Energetica de Minas Gerais Preference Shares	227,923	1,665
Grupo BTG Pactual	77,400	1,205
Alpargatas SA Preference Shares	210,900	1,098
* Brasil Pharma SA	545,956	912
Banco do Brasil SA	80,500	905
LPS Brasil Consultoria de Imoveis SA	154,500	699
Light SA	59,900	585
* Via Varejo SA	48,100	539
		40,564
Canada (3.4%)
Magna International Inc.	273,600	29,451
Bank of Montreal	385,700	28,404
^ Canadian Imperial Bank of Commerce	287,100	26,126
Canadian Natural Resources Ltd.	478,257	21,975
Fairfax Financial Holdings Ltd.	35,978	17,000
Toronto-Dominion Bank	311,500	16,035
^ Ritchie Bros Auctioneers Inc.	343,596	8,470
Rogers Communications Inc. Class B	182,894	7,360
Brookfield Asset Management Inc. Class A	89,495	3,943
Suncor Energy Inc.	86,700	3,697
Shaw Communications Inc. Class B	18,600	477
		162,938
Chile (0.2%)
Enersis SA ADR	350,783	5,911
Cia Cervecerias Unidas SA	195,268	2,291
Sociedad Quimica y Minera de Chile SA ADR	30,610	897
* Quinenco SA	141,073	292
Vina Concha y Toro SA	51,115	104
		9,495
China (2.0%)
* Baidu Inc. ADR	130,472	24,373
China Resources Enterprise Ltd.	5,372,994	14,912
^ Mindray Medical International Ltd. ADR	435,816	13,728
Tsingtao Brewery Co. Ltd.	1,336,000	10,448
China Mobile Ltd.	988,000	9,596
Shandong Weigao Group Medical Polymer Co. Ltd.	6,696,000	6,553
* China Construction Bank Corp.	7,052,000	5,333
Yingde Gases Group Co. Ltd.	1,938,000	2,101
* Li Ning Co. Ltd.	2,342,500	1,875
China Mengniu Dairy Co. Ltd.	391,000	1,807
Shui On Land Ltd.	6,883,500	1,678
Goodbaby International Holdings Ltd.	1,366,000	674
Agricultural Bank of China Ltd.	1,072,000	473
Travelsky Technology Ltd.	460,000	423
Bank of China Ltd.	853,000	382
Ajisen China Holdings Ltd.	418,000	325
Yip's Chemical Holdings Ltd.	216,000	140
		94,821
Colombia (0.0%)
Bancolombia SA ADR	35,800	2,069

Cyprus (0.0%)
Globaltrans Investment plc GDR	30,863	353

Czech Republic (0.0%)
* CEZ AS	36,450	1,100

	Komercni Banka AS	3,593	826
			1,926
Denmark (1.2%)
	Carlsberg A/S Class B	169,430	18,248
	Coloplast A/S Class B	110,436	9,993
*	Jyske Bank A/S	165,007	9,374
*	Vestas Wind Systems A/S	169,828	8,569
	GN Store Nord A/S	149,441	4,283
	Novo Nordisk A/S Class B	63,847	2,947
*	William Demant Holding A/S	27,613	2,507
*	Topdanmark A/S	24,865	757
	Danske Bank A/S	20,075	567
			57,245
Finland (0.4%)
	Sampo Class A	145,081	7,334
	Tikkurila Oyj	220,751	6,041
	Metso Oyj	49,883	1,889
	Wartsila Oyj Abp	20,821	1,032
	Valmet Oyj	56,564	676
	Tieto Oyj	18,385	544
	Cargotec Oyj Class B	9,591	365
*	Outokumpu Oyj	6,073	61
			17,942
France (1.3%)
	Air Liquide SA	110,519	14,934
	Airbus Group NV	175,701	11,780
	Legrand SA	111,278	6,815
	Sanofi	33,588	3,570
	BNP Paribas SA	52,426	3,563
	L'Oreal SA	15,366	2,646
	AXA SA	95,913	2,292
	Groupe Eurotunnel SA	153,604	2,078
^	Eurofins Scientific SE	6,052	1,862
^,* Air France-KLM		146,387	1,845
^	Neopost SA	23,086	1,729
	ArcelorMittal	105,981	1,580
	Total SA	17,472	1,264
	Vallourec SA	20,968	940
	Edenred	30,667	930
	Thales SA	14,590	882
	Carrefour SA	22,804	841
	Vicat	8,669	757
	Technip SA	5,265	575
	Nexity SA	9,290	427
	Imerys SA	4,896	413
			61,723
Germany (1.9%)
	Deutsche Lufthansa AG	834,641	17,917
	SAP AG	187,407	14,441
	Merck KGaA	121,834	10,565
	Deutsche Boerse AG	133,636	10,361
	BASF SE	48,455	5,637
	Fresenius Medical Care AG & Co. KGaA	68,150	4,585
	Muenchener Rueckversicherungs AG	19,576	4,335
	Volkswagen AG Preference Shares	16,344	4,281
	Bayerische Motoren Werke AG	33,358	4,224

Deutsche Telekom AG	196,631	3,449
Continental AG	12,959	2,996
E.ON SE	67,882	1,400
TUI AG	78,134	1,313
^ Fielmann AG	4,447	641
GEA Group AG	13,481	637
adidas AG	5,965	603
Hannover Rueck SE	6,127	552
Axel Springer SE	7,200	443
CTS Eventim AG & Co. KGaA	11,199	319
Gerresheimer AG	3,351	231
Symrise AG	1,914	104
Brenntag AG	392	70
		89,104
Hong Kong (0.9%)
Jardine Matheson Holdings Ltd.	247,600	14,694
AIA Group Ltd.	1,588,800	7,983
Hutchison Whampoa Ltd.	436,000	5,963
Esprit Holdings Ltd.	2,654,114	3,767
HSBC Holdings plc	351,600	3,576
First Pacific Co. Ltd.	1,857,250	2,073
Hongkong & Shanghai Hotels	1,001,200	1,426
Television Broadcasts Ltd.	184,800	1,200
SmarTone Telecommunications Holdings Ltd.	299,694	377
Texwinca Holdings Ltd.	178,823	177
New World Development Co. Ltd.	104,000	119
		41,355
India (1.1%)
HCL Technologies Ltd.	646,820	16,140
ICICI Bank Ltd.	618,659	14,593
CESC Ltd.	542,046	6,375
Axis Bank Ltd.	103,549	3,306
Wipro Ltd.	300,535	2,733
State Bank of India	46,419	2,074
Bank of Baroda	139,534	2,035
Tata Motors Ltd. ADR	49,109	1,918
Tata Motors Ltd.	254,328	1,831
* Bharti Airtel Ltd.	301,542	1,689
Cairn India Ltd.	49,309	299
		52,993
Indonesia (0.2%)
Bank Negara Indonesia Persero Tbk PT	9,929,111	3,993
Telekomunikasi Indonesia Persero Tbk PT ADR	43,877	1,828
Telekomunikasi Indonesia Persero Tbk PT	4,892,500	1,017
XL Axiata Tbk PT	1,087,500	468
		7,306
Ireland (1.1%)
* Ryanair Holdings plc ADR	484,576	27,039
CRH plc	537,250	13,773
* Bank of Ireland	29,716,106	10,028
Paddy Power plc	26,647	1,752
* Bank of Ireland	2,207,904	741
* Irish Continental Group plc	187,300	694
* Independent News & Media plc	989,287	211

*	Irish Bank Resolution Corp. Ltd.	122,273	—
			54,238
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd. ADR	221,491	11,611

Italy (0.5%)
^,* Piaggio & C SPA		1,759,012	6,260
	Luxottica Group SPA ADR	71,421	4,140
*	Saipem SPA	135,339	3,649
	CNH Industrial NV	235,425	2,416
	Exor SPA	35,006	1,436
	UniCredit SPA	148,238	1,239
	Luxottica Group SPA	17,106	990
	Intesa Sanpaolo SPA (Registered)	248,576	767
	Davide Campari-Milano SPA	59,070	511
			21,408
Japan (8.6%)
^	Nippon Telegraph & Telephone Corp.	642,100	40,021
	Daito Trust Construction Co. Ltd.	214,700	25,246
	Inpex Corp.	1,517,200	23,080
	Bandai Namco Holdings Inc.	706,550	16,566
	SMC Corp.	52,700	14,122
	Daiwa House Industry Co. Ltd.	652,000	13,516
	Tokyo Electron Ltd.	195,200	13,304
	THK Co. Ltd.	562,000	13,249
*	Olympus Corp.	328,400	11,299
	Fujitsu Ltd.	1,337,000	10,018
	Rohm Co. Ltd.	172,800	9,911
	Kao Corp.	241,000	9,491
	Sumitomo Mitsui Financial Group Inc.	213,900	8,975
	Secom Co. Ltd.	144,300	8,809
	Toyota Motor Corp.	141,500	8,472
	Hitachi Ltd.	1,053,000	7,718
	Seven & I Holdings Co. Ltd.	174,100	7,338
	FUJIFILM Holdings Corp.	258,900	7,226
	Japan Exchange Group Inc.	286,500	7,061
	Dai-ichi Life Insurance Co. Ltd.	415,000	6,185
	Mitsubishi UFJ Financial Group Inc.	996,900	6,120
	East Japan Railway Co.	74,100	5,839
	MS&AD Insurance Group Holdings Inc.	226,500	5,474
	Yamato Holdings Co. Ltd.	263,700	5,466
	Mitsubishi Corp.	238,900	4,973
	USS Co. Ltd.	279,200	4,765
	Resona Holdings Inc.	791,600	4,613
	Obayashi Corp.	628,000	4,485
	NTT Data Corp.	110,100	4,234
	Alfresa Holdings Corp.	61,900	3,991
	Sekisui House Ltd.	286,600	3,933
	Mitsubishi Heavy Industries Ltd.	623,000	3,891
	Kirin Holdings Co. Ltd.	267,600	3,864
	Toyota Industries Corp.	69,300	3,581
	Toyo Suisan Kaisha Ltd.	115,000	3,545
	Isetan Mitsukoshi Holdings Ltd.	271,900	3,543
	Sumitomo Chemical Co. Ltd.	922,000	3,485
	Tokyo Gas Co. Ltd.	580,000	3,388
	West Japan Railway Co.	72,400	3,189

NH Foods Ltd.	163,000	3,182
Central Japan Railway Co.	21,500	3,069
Astellas Pharma Inc.	222,200	2,922
Shimizu Corp.	394,000	2,792
Sumitomo Electric Industries Ltd.	197,200	2,776
ITOCHU Corp.	209,000	2,683
Mizuho Financial Group Inc.	1,254,800	2,579
Mitsubishi Estate Co. Ltd.	104,000	2,569
Dentsu Inc.	61,600	2,509
NKSJ Holdings Inc.	87,400	2,355
LIXIL Group Corp.	85,800	2,322
Marui Group Co. Ltd.	236,400	2,271
Toyo Seikan Group Holdings Ltd.	147,200	2,263
JX Holdings Inc.	402,850	2,156
Sumitomo Forestry Co. Ltd.	166,300	2,030
Japan Airlines Co. Ltd.	36,600	2,024
Hitachi Metals Ltd.	128,000	1,952
Nintendo Co. Ltd.	15,200	1,825
Chiba Bank Ltd.	231,000	1,632
Shiseido Co. Ltd.	88,400	1,612
Sega Sammy Holdings Inc.	81,700	1,609
Otsuka Holdings Co. Ltd.	50,600	1,569
Onward Holdings Co. Ltd.	195,000	1,400
Azbil Corp.	54,200	1,388
Mitsubishi Logistics Corp.	87,000	1,304
^ Taiyo Nippon Sanso Corp.	145,000	1,285
Bank of Yokohama Ltd.	219,000	1,261
^ Yamada Denki Co. Ltd.	282,800	1,008
* Nippon Suisan Kaisha Ltd.	325,900	1,007
Kinden Corp.	99,000	963
SKY Perfect JSAT Holdings Inc.	119,200	699
Seino Holdings Co. Ltd.	45,000	511
Aoyama Trading Co. Ltd.	14,900	408
Hazama Ando Corp.	65,200	394
IT Holdings Corp.	21,900	376
Misawa Homes Co. Ltd.	28,000	368
Maeda Road Construction Co. Ltd.	18,000	312
Konaka Co. Ltd.	27,400	215
Yellow Hat Ltd.	5,000	116
		407,702
Luxembourg (0.0%)
O'Key Group SA GDR	121,583	1,115
GVC Holdings plc	46,142	348
		1,463
Malaysia (0.2%)
Tenaga Nasional Bhd.	1,789,400	6,798
AirAsia Bhd.	2,995,500	2,146
Malayan Banking Bhd.	190,000	582
		9,526
Mexico (0.7%)
America Movil SAB de CV ADR	1,111,516	23,064
America Movil SAB de CV	5,852,249	6,067
Grupo Comercial Chedraui SA de CV	994,000	3,478
		32,609
Netherlands (0.7%)
Unilever NV	420,168	18,392

Koninklijke Boskalis Westminster NV	70,292	4,031
Heineken NV	51,293	3,682
Koninklijke Philips NV	67,376	2,138
* Koninklijke KPN NV	547,469	1,996
Koninklijke Ahold NV	100,071	1,877
Akzo Nobel NV	15,050	1,129
ASML Holding NV	8,128	758
Randstad Holding NV	7,422	402
		34,405
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	835,010	1,960
PGG Wrightson Ltd.	51,996	18
		1,978
Norway (1.2%)
Statoil ASA	1,127,005	34,643
Schibsted ASA	197,806	10,289
Norsk Hydro ASA	1,284,833	6,880
DNB ASA	157,735	2,882
		54,694
Philippines (0.1%)
Energy Development Corp.	27,873,300	4,031
Lopez Holdings Corp.	9,354,549	1,146
		5,177
Poland (0.1%)
PGE SA	475,377	3,387
* Tauron Polska Energia SA	215,055	366
Energa SA	22,815	155
		3,908
Russia (0.3%)
Sberbank of Russia ADR	739,458	7,472
* Gazprom OAO ADR	467,714	4,064
* Sistema JSFC GDR	25,109	773
LSR Group GDR	38,340	149
		12,458
Singapore (0.6%)
DBS Group Holdings Ltd.	1,751,000	23,550
Great Eastern Holdings Ltd.	197,000	3,458
GuocoLeisure Ltd.	1,085,000	988
Oversea-Chinese Banking Corp. Ltd.	53,000	407
United Industrial Corp. Ltd.	147,000	394
		28,797
South Africa (1.2%)
Naspers Ltd.	378,990	44,623
Sasol Ltd.	72,225	4,290
Standard Bank Group Ltd.	161,385	2,201
Old Mutual plc	648,500	2,194
MTN Group Ltd.	84,454	1,779
African Bank Investments Ltd.	2,597,627	1,657
Anglo American plc Ordinary Shares	58,905	1,445
FirstRand Ltd.	124,653	478
Liberty Holdings Ltd.	26,883	329
		58,996
South Korea (3.2%)
Samsung Electronics Co. Ltd.	30,675	40,060

Samsung Electronics Co. Ltd. GDR	38,400	24,789
* SK Hynix Inc.	424,766	20,396
Kia Motors Corp.	268,102	14,999
Hyundai Motor Co.	64,652	14,658
SK Holdings Co. Ltd.	60,007	10,829
* LG Display Co. Ltd.	186,430	5,869
Shinhan Financial Group Co. Ltd.	103,390	4,770
Hana Financial Group Inc.	113,308	4,199
Lotte Shopping Co. Ltd.	10,637	3,243
S-1 Corp.	35,803	2,879
Kolon Industries Inc.	38,410	2,700
KB Financial Group Inc.	51,215	1,780
LG Uplus Corp.	171,780	1,564
		152,735
Spain (0.5%)
Distribuidora Internacional de Alimentacion SA	1,526,419	14,050
* Banco Santander SA	322,737	3,372
Viscofan SA	35,437	2,113
* Acerinox SA	112,568	1,997
Acciona SA	16,118	1,441
* Mediaset Espana Comunicacion SA	102,916	1,201
Telefonica SA	39,454	677
* Acerinox SA Rights Exp. 07/08/2014	112,568	68
		24,919
Sweden (2.3%)
Svenska Handelsbanken AB Class A	615,322	30,089
Atlas Copco AB Class B	697,270	18,607
Investor AB Class B	402,922	15,098
Volvo AB Class B	773,375	10,647
Nordea Bank AB	649,277	9,153
Skandinaviska Enskilda Banken AB Class A	476,949	6,366
Assa Abloy AB Class B	122,680	6,240
Swedish Match AB	127,040	4,408
Telefonaktiebolaget LM Ericsson Class B	188,288	2,275
Modern Times Group AB Class B	35,049	1,506
Electrolux AB Class B	27,101	684
Industrivarden AB	32,160	635
Lundbergforetagen AB Class B	7,522	362
Millicom International Cellular SA	3,120	286
^ Oriflame Cosmetics SA	6,251	145
		106,501
Switzerland (3.4%)
Nestle SA	641,427	49,702
Roche Holding AG	146,131	43,541
* Cie Financiere Richemont SA	175,577	18,399
Schindler Holding AG	112,312	17,060
Novartis AG	157,153	14,231
Geberit AG	29,674	10,409
Adecco SA	33,168	2,730
UBS AG	118,273	2,168
Sonova Holding AG	8,876	1,353
Logitech International SA	93,233	1,212
Helvetia Holding AG	951	437
ABB Ltd.	16,870	388
		161,630

Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,765,692	59,158
Hon Hai Precision Industry Co. Ltd.	8,923,000	29,915
Fubon Financial Holding Co. Ltd.	13,957,279	20,162
United Microelectronics Corp.	20,388,000	10,158
Taiwan Semiconductor Manufacturing Co. Ltd.	1,332,577	5,639
Yungtay Engineering Co. Ltd.	1,479,000	3,516
Delta Electronics Inc.	371,000	2,702
		131,250
Thailand (0.1%)
Thanachart Capital PCL	2,436,100	2,625
Krung Thai Bank PCL (Foreign)	2,901,200	1,850
Bangkok Bank PCL (Foreign)	292,100	1,741
PTT Global Chemical PCL	127,400	265
		6,481
Turkey (0.3%)
Turkiye Is Bankasi	2,249,232	6,085
Turkiye Garanti Bankasi AS	1,016,185	3,980
Tupras Turkiye Petrol Rafinerileri AS	87,851	2,050
Turkiye Garanti Bankasi AS ADR	326,700	1,290
KOC Holding AS	204,671	1,004
		14,409
United Arab Emirates (0.1%)
Dragon Oil plc	660,747	6,928

United Kingdom (8.2%)
Prudential plc	2,174,852	49,830
Royal Dutch Shell plc Class A	1,026,152	42,370
Reckitt Benckiser Group plc	277,685	24,213
Rolls-Royce Holdings plc	1,276,037	23,314
Wolseley plc	354,461	19,418
BP plc ADR	345,686	18,235
Bunzl plc	621,328	17,249
British American Tobacco plc	241,348	14,361
Hays plc	4,322,005	10,803
WPP plc	460,355	10,032
BP plc	872,842	7,686
Tullow Oil plc	466,581	6,807
Compass Group plc	353,249	6,142
Intertek Group plc	126,145	5,931
Capita plc	291,992	5,721
* Aggreko plc	190,176	5,369
Associated British Foods plc	100,257	5,229
Unilever plc	110,579	5,013
* Lloyds Banking Group plc	3,683,278	4,682
Rightmove plc	124,369	4,559
Diageo plc	135,810	4,326
Provident Financial plc	99,358	3,882
ITV plc	1,256,851	3,830
Royal Dutch Shell plc Class B	74,921	3,256
Reed Elsevier plc	201,579	3,239
International Personal Finance plc	319,053	3,204
G4S plc	720,915	3,147
Sage Group plc	475,411	3,123
Barclays plc	853,021	3,107
BAE Systems plc	418,293	3,098

	BHP Billiton plc	94,111	3,060
	Jupiter Fund Management plc	446,306	3,048
*	Informa plc	338,605	2,774
	Rio Tinto plc	50,001	2,700
	3i Group plc	361,620	2,485
	TUI Travel plc	352,887	2,402
	DCC plc	38,498	2,359
	Stagecoach Group plc	354,568	2,281
	Experian plc	132,008	2,230
*	Thomas Cook Group plc	973,997	2,223
	Rexam plc	224,024	2,051
	Spectris plc	53,833	2,046
	HomeServe plc	368,818	2,033
	Carnival plc	53,820	2,030
	Glencore plc	363,378	2,025
	Admiral Group plc	75,546	2,002
*,2 Merlin Entertainments plc		306,196	1,877
	ICAP plc	272,020	1,767
	Smiths Group plc	77,817	1,724
	Standard Chartered plc	80,673	1,649
	Vodafone Group plc	469,129	1,568
	WH Smith plc	76,813	1,406
	Serco Group plc	215,802	1,348
	IG Group Holdings plc	133,472	1,341
	Tesco plc	256,245	1,245
	Cable & Wireless Communications plc	1,424,966	1,200
	AMEC plc	50,949	1,058
	Daily Mail & General Trust plc	71,316	1,015
	Betfair Group plc	53,076	930
	Devro plc	189,642	807
	British Sky Broadcasting Group plc	48,771	754
	Smith & Nephew plc	37,327	661
	Home Retail Group plc	205,092	620
	Barratt Developments plc	95,717	612
	Bwin.Party Digital Entertainment plc	359,986	591
	Millennium & Copthorne Hotels plc	55,083	549
	IMI plc	20,621	524
	GlaxoSmithKline plc	19,199	511
	Close Brothers Group plc	22,128	484
*	Perform Group plc	113,998	450
	Michael Page International plc	60,146	444
	Ladbrokes plc	180,937	434
	Northgate plc	47,476	426
	National Express Group plc	92,290	413
	Centrica plc	73,549	393
	Petrofac Ltd.	18,152	373
	Moneysupermarket.com Group plc	104,283	336
	Anglo American plc London Shares	7,120	175
*	Connaught plc	103,081	—
			386,610
United States (44.5%)
Consumer Discretionary (5.7%)
	Royal Caribbean Cruises Ltd.	749,539	41,674
	Harley-Davidson Inc.	349,167	24,389
*	Amazon.com Inc.	69,551	22,589
	McDonald's Corp.	193,244	19,467

*	CarMax Inc.	355,370	18,483
	Dillard's Inc. Class A	155,091	18,085
*	Apollo Education Group Inc.	481,544	15,048
	Walt Disney Co.	168,551	14,452
*	DIRECTV	154,811	13,160
*	Tesla Motors Inc.	54,373	13,053
	Time Warner Inc.	180,848	12,705
	Omnicom Group Inc.	178,289	12,698
	Cablevision Systems Corp. Class A	625,418	11,039
*	TripAdvisor Inc.	85,623	9,304
*	Murphy USA Inc.	180,820	8,840
	Aaron's Inc.	161,041	5,740
	CBS Corp. Class B	51,370	3,192
^,* Smith & Wesson Holding Corp.		178,219	2,591
	AMC Entertainment Holdings Inc.	37,475	932
*	Helen of Troy Ltd.	6,909	419
	Capella Education Co.	6,318	344
	Rent-A-Center Inc.	10,741	308
	Ruth's Hospitality Group Inc.	23,318	288
*	Citi Trends Inc.	13,254	284
*	Sun-Times Media Group Inc. Class A	130,959	—
			269,084
Consumer Staples (3.9%)
	Colgate-Palmolive Co.	479,689	32,705
	Tyson Foods Inc. Class A	712,854	26,761
	Coca-Cola Co.	583,728	24,727
	Procter & Gamble Co.	260,903	20,504
	Kroger Co.	346,087	17,107
*	Coca-Cola HBC AG ADR	677,396	15,411
*	Pilgrim's Pride Corp.	465,881	12,747
	JM Smucker Co.	69,746	7,433
	Costco Wholesale Corp.	60,486	6,966
	Sanderson Farms Inc.	43,996	4,276
	Andersons Inc.	79,760	4,114
	Archer-Daniels-Midland Co.	64,779	2,857
	Dr Pepper Snapple Group Inc.	35,633	2,087
	Clorox Co.	21,819	1,994
*	Omega Protein Corp.	52,359	716
*	Medifast Inc.	16,191	492
*	Pantry Inc.	27,035	438
	Cal-Maine Foods Inc.	5,631	419
*	Harbinger Group Inc.	31,329	398
			182,152
Energy (4.2%)
	ConocoPhillips	393,908	33,770
	EOG Resources Inc.	213,558	24,956
	Valero Energy Corp.	468,827	23,488
*	Ultra Petroleum Corp.	735,908	21,849
	Phillips 66	219,175	17,628
	Superior Energy Services Inc.	321,910	11,634
	Exterran Holdings Inc.	175,856	7,912
*	Newfield Exploration Co.	169,341	7,485
*	Basic Energy Services Inc.	200,113	5,847
*	Dresser-Rand Group Inc.	81,722	5,208
	Comstock Resources Inc.	176,457	5,089
	Chesapeake Energy Corp.	126,110	3,919

National Oilwell Varco Inc.	44,941	3,701
PBF Energy Inc. Class A	138,098	3,680
Green Plains Inc.	97,410	3,202
* Unit Corp.	46,094	3,173
* Pioneer Energy Services Corp.	158,611	2,782
Alon USA Energy Inc.	209,096	2,601
* WPX Energy Inc.	102,204	2,444
Western Refining Inc.	45,245	1,699
* REX American Resources Corp.	20,076	1,472
Patterson-UTI Energy Inc.	29,621	1,035
* Renewable Energy Group Inc.	61,950	711
* Abraxas Petroleum Corp.	77,500	485
* Warren Resources Inc.	72,558	450
* Forest Oil Corp.	161,134	367
		196,587
Financials (7.7%)
M&T Bank Corp.	238,960	29,643
Moody's Corp.	318,727	27,940
* Markel Corp.	42,573	27,913
TD Ameritrade Holding Corp.	835,705	26,199
Wells Fargo & Co.	493,078	25,916
First Republic Bank	432,147	23,764
* Berkshire Hathaway Inc. Class B	172,300	21,806
American Express Co.	222,855	21,142
US Bancorp	412,614	17,874
Franklin Resources Inc.	283,002	16,369
New York Community Bancorp Inc.	991,150	15,839
Chubb Corp.	145,205	13,384
* Alleghany Corp.	29,943	13,119
Travelers Cos. Inc.	107,035	10,069
Assurant Inc.	148,907	9,761
Loews Corp.	215,970	9,505
* Howard Hughes Corp.	53,000	8,365
* PHH Corp.	266,188	6,117
American Equity Investment Life Holding Co.	225,090	5,537
JPMorgan Chase & Co.	81,247	4,681
Cash America International Inc.	85,483	3,798
RenaissanceRe Holdings Ltd.	34,737	3,717
Goldman Sachs Group Inc.	20,601	3,449
Capital One Financial Corp.	39,872	3,293
Platinum Underwriters Holdings Ltd.	40,333	2,616
Endurance Specialty Holdings Ltd.	47,171	2,434
* St. Joe Co.	69,957	1,779
United Community Banks Inc.	105,494	1,727
Voya Financial Inc.	37,009	1,345
Fidelity & Guaranty Life	40,198	962
Solar Capital Ltd.	43,481	925
Montpelier Re Holdings Ltd.	18,932	605
PartnerRe Ltd.	5,371	587
HFF Inc. Class A	9,804	365
Central Pacific Financial Corp.	15,635	310
* FBR & Co.	9,380	254
Calamos Asset Management Inc. Class A	17,710	237
		363,346
Health Care (5.8%)
WellPoint Inc.	297,739	32,040

	Johnson & Johnson	271,273	28,381
	Abbott Laboratories	561,589	22,969
*	United Therapeutics Corp.	229,210	20,283
^,* Myriad Genetics Inc.		466,685	18,163
*	Waters Corp.	144,934	15,137
^,* Mallinckrodt plc		181,217	14,501
	Baxter International Inc.	158,382	11,451
*	Centene Corp.	150,528	11,381
^	PDL BioPharma Inc.	1,097,958	10,628
*	Charles River Laboratories International Inc.	179,055	9,583
*	QIAGEN NV	346,400	8,469
*	Seattle Genetics Inc.	215,000	8,224
	Pfizer Inc.	180,650	5,362
	Select Medical Holdings Corp.	342,726	5,346
*	WellCare Health Plans Inc.	68,339	5,102
*	Magellan Health Inc.	68,379	4,256
	Merck & Co. Inc.	73,041	4,225
*	PAREXEL International Corp.	78,463	4,146
*	Varian Medical Systems Inc.	47,561	3,954
*	Intuitive Surgical Inc.	8,519	3,508
	Kindred Healthcare Inc.	148,165	3,423
*	Hospira Inc.	65,869	3,384
*	Health Net Inc.	79,012	3,282
*	Covance Inc.	37,609	3,219
*	Quintiles Transnational Holdings Inc.	40,247	2,145
*	Emergent Biosolutions Inc.	85,571	1,922
*	Prestige Brands Holdings Inc.	55,184	1,870
*	Molina Healthcare Inc.	30,330	1,354
*	Albany Molecular Research Inc.	58,300	1,173
*	Impax Laboratories Inc.	39,006	1,170
*	Repligen Corp.	50,286	1,146
*	Affymetrix Inc.	91,726	817
*	Depomed Inc.	51,750	719
*	Cambrex Corp.	32,835	680
*	Addus HomeCare Corp.	24,641	554
*	Triple-S Management Corp. Class B	28,538	512
*	Sagent Pharmaceuticals Inc.	15,004	388
*	Amsurg Corp.	7,128	325
	HealthSouth Corp.	9,018	323
*	Providence Service Corp.	7,823	286
*	AMN Healthcare Services Inc.	19,625	241
*	Five Star Quality Care Inc.	40,229	202
*	Alliance HealthCare Services Inc.	6,889	186
*	RadNet Inc.	9,630	64
			276,494
Industrials (5.2%)
	Northrop Grumman Corp.	265,233	31,730
	Alaska Air Group Inc.	288,354	27,408
	Southwest Airlines Co.	937,056	25,169
	L-3 Communications Holdings Inc.	195,464	23,602
	Raytheon Co.	171,861	15,854
	Lincoln Electric Holdings Inc.	213,507	14,920
	3M Co.	97,940	14,029
*	JetBlue Airways Corp.	1,134,227	12,306
	Exelis Inc.	668,340	11,348
	Deere & Co.	91,067	8,246
	MSC Industrial Direct Co. Inc. Class A	74,194	7,096

* Clean Harbors Inc.	105,904	6,804
CH Robinson Worldwide Inc.	99,354	6,338
Emerson Electric Co.	90,838	6,028
Trinity Industries Inc.	127,808	5,588
Expeditors International of Washington Inc.	117,932	5,208
* Hawaiian Holdings Inc.	307,323	4,213
Alliant Techsystems Inc.	25,459	3,409
* NOW Inc.	70,467	2,552
AAR Corp.	87,747	2,418
* Greenbrier Cos. Inc.	41,276	2,378
Towers Watson & Co. Class A	17,804	1,856
Argan Inc.	34,880	1,301
* Republic Airways Holdings Inc.	106,831	1,158
SkyWest Inc.	82,745	1,011
* Engility Holdings Inc.	24,928	954
* RPX Corp.	53,302	946
Kimball International Inc. Class B	48,535	812
NN Inc.	17,725	453
* Ducommun Inc.	12,486	326
Douglas Dynamics Inc.	17,198	303
* MYR Group Inc.	11,954	303
Standex International Corp.	3,968	296
Steelcase Inc. Class A	18,365	278
UniFirst Corp.	2,592	275
Quad/Graphics Inc.	8,603	192
Barrett Business Services Inc.	1,338	63
		247,171
Information Technology (9.8%)
* eBay Inc.	710,939	35,590
FLIR Systems Inc.	831,821	28,889
Computer Sciences Corp.	454,615	28,732
Seagate Technology plc	360,824	20,502
Oracle Corp.	470,160	19,056
* Google Inc. Class C	30,967	17,815
MasterCard Inc. Class A	221,442	16,269
Linear Technology Corp.	342,615	16,127
* Dolby Laboratories Inc. Class A	369,004	15,941
Visa Inc. Class A	74,057	15,605
Intel Corp.	502,279	15,520
Lexmark International Inc. Class A	316,365	15,236
QUALCOMM Inc.	192,100	15,214
* Google Inc. Class A	25,827	15,100
Microsoft Corp.	343,352	14,318
Teradyne Inc.	719,162	14,096
Xilinx Inc.	296,575	14,031
Western Digital Corp.	141,729	13,082
Analog Devices Inc.	212,965	11,515
* Cirrus Logic Inc.	371,422	8,446
* Facebook Inc. Class A	115,008	7,739
* CACI International Inc. Class A	105,824	7,430
* Take-Two Interactive Software Inc.	331,302	7,368
Texas Instruments Inc.	140,390	6,709
DST Systems Inc.	70,903	6,535
Convergys Corp.	272,105	5,834
* TiVo Inc.	428,098	5,527
* OmniVision Technologies Inc.	245,429	5,395
* Ingram Micro Inc.	181,992	5,316

* Teradata Corp.	128,570	5,168
* Amkor Technology Inc.	432,833	4,839
* Twitter Inc.	104,690	4,289
Altera Corp.	111,616	3,880
Automatic Data Processing Inc.	38,558	3,057
Accenture plc Class A	35,553	2,874
* Benchmark Electronics Inc.	107,978	2,751
Booz Allen Hamilton Holding Corp. Class A	123,031	2,613
ManTech International Corp. Class A	80,486	2,376
* Euronet Worldwide Inc.	49,084	2,368
SanDisk Corp.	22,655	2,366
* Kulicke & Soffa Industries Inc.	147,711	2,106
Jabil Circuit Inc.	95,047	1,986
CSG Systems International Inc.	72,359	1,889
Paychex Inc.	43,445	1,806
* Insight Enterprises Inc.	43,008	1,322
Broadridge Financial Solutions Inc.	30,774	1,281
* Tech Data Corp.	17,300	1,082
* Global Cash Access Holdings Inc.	120,767	1,075
Amdocs Ltd.	22,175	1,027
* Micron Technology Inc.	26,908	887
* Sykes Enterprises Inc.	34,525	750
* NeuStar Inc. Class A	23,351	608
* Magnachip Semiconductor Corp.	42,420	598
* Aspen Technology Inc.	12,186	565
* Photronics Inc.	54,881	472
* ScanSource Inc.	10,685	407
* ExlService Holdings Inc.	13,715	404
* TeleTech Holdings Inc.	12,295	356
* ePlus Inc.	6,096	355
Vishay Intertechnology Inc.	21,993	341
Science Applications International Corp.	7,671	339
* Lattice Semiconductor Corp.	39,725	328
* International Rectifier Corp.	11,301	315
* Silicon Image Inc.	54,790	276
United Online Inc.	25,472	265
* Autobytel Inc.	9,100	119
		466,477
Materials (1.6%)
Praxair Inc.	242,561	32,222
Martin Marietta Materials Inc.	100,142	13,224
Sigma-Aldrich Corp.	75,250	7,636
Greif Inc. Class A	83,443	4,553
Avery Dennison Corp.	88,290	4,525
Domtar Corp.	102,804	4,405
Olin Corp.	161,098	4,337
Sonoco Products Co.	76,473	3,359
Neenah Paper Inc.	26,926	1,431
Myers Industries Inc.	56,409	1,133
PH Glatfelter Co.	14,314	380
FutureFuel Corp.	19,296	320
Noranda Aluminum Holding Corp.	68,848	243
		77,768

Other (0.4%)
3 Vanguard FTSE Emerging Markets ETF	406,189	17,519

Telecommunication Services (0.0%)
Inteliquent Inc.			21,020	292
IDT Corp. Class B			13,786	240
				532
Utilities (0.2%)
Entergy Corp.			107,753	8,845
Total United States				2,105,975
Total Common Stocks (Cost $3,626,377)				4,568,226
	Coupon
Temporary Cash Investments (5.1%)[1]
Money Market Fund (5.0%)
[4,5] Vanguard Market Liquidity Fund	0.111%		237,679,027	237,679

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.080%	9/3/14	2,000	1,999
[7,8] Federal Home Loan Bank Discount Notes	0.080-0.090%	7/16/14	2,400	2,400
[7,8] Federal Home Loan Bank Discount Notes	0.053%	8/1/14	2,500	2,500
				6,899
Total Temporary Cash Investments (Cost $244,578)				244,578
Total Investments (101.5%) (Cost $3,870,955)				4,812,804
Other Assets and Liabilities-Net (-1.5%)[5]				(72,851)
Net Assets (100%)				4,739,953
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $69,631,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.9% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of this security represented 0.0% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $73,679,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $5,700,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Global Equity Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – International	416,742	2,045,011	498
Common Stocks – United States	2,105,975	—	—
Temporary Cash Investments	237,679	6,899	—
Futures Contracts—Assets[1]	27	—	—
Forward Currency Contracts—Assets	—	409	—
Total	2,760,423	2,052,319	498
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

Global Equity Fund

values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2014	148	72,239	898
FTSE 100 Index	September 2014	134	15,377	(67)
Dow Jones EURO STOXX 50 Index	September 2014	315	13,939	(170)
Topix Index	September 2014	93	11,590	276
S&P ASX 200 Index	September 2014	55	6,948	7
				944

Unrealized appreciation (depreciation) on open S&P 500 Index, FTSE 100 Index and Dow Jones

Global Equity Fund

EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	9/24/14	GBP	9,035	USD	15,304	147
Bank of America, N.A.	9/24/14	EUR	10,315	USD	14,010	119
Credit Suisse International	9/17/14	JPY	1,146,568	USD	11,252	73
Bank of America, N.A.	9/23/14	AUD	7,356	USD	6,824	70
						409

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At June 30, 2014, the cost of investment securities for tax purposes was $3,880,134,000. Net unrealized appreciation of investment securities for tax purposes was $932,670,000, consisting of unrealized gains of $1,006,491,000 on securities that had risen in value since their purchase and $73,821,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of June 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (13.5%)
*	Visteon Corp.	37,500	3,638
*	Tower International Inc.	90,200	3,323
*	Barnes & Noble Inc.	139,000	3,168
*	Murphy USA Inc.	64,600	3,158
*	Skechers U.S.A. Inc. Class A	68,100	3,112
	Hanesbrands Inc.	31,000	3,052
	Brown Shoe Co. Inc.	103,100	2,950
	Dillard's Inc. Class A	25,050	2,921
	Domino's Pizza Inc.	39,300	2,872
	Nutrisystem Inc.	165,200	2,827
*	Starz	93,518	2,786
	Jack in the Box Inc.	46,300	2,771
	Columbia Sportswear Co.	33,200	2,744
*,^ Smith & Wesson Holding Corp.		183,300	2,665
*	Live Nation Entertainment Inc.	107,100	2,644
	Brinker International Inc.	54,200	2,637
	Graham Holdings Co. Class B	3,450	2,478
*	Strayer Education Inc.	43,600	2,289
*	Kirkland's Inc.	114,300	2,120
*	Red Robin Gourmet Burgers Inc.	29,100	2,072
	Haverty Furniture Cos. Inc.	62,200	1,563
*	Sonic Corp.	65,400	1,444
	Cheesecake Factory Inc.	30,800	1,430
*	Orbitz Worldwide Inc.	153,000	1,362
^	Buckle Inc.	28,900	1,282
*	Deckers Outdoor Corp.	11,300	976
*	Federal-Mogul Holdings Corp.	45,700	925
*	McClatchy Co. Class A	153,800	854
	Ruth's Hospitality Group Inc.	65,900	814
*	Universal Electronics Inc.	15,000	733
	Cracker Barrel Old Country Store Inc.	6,000	597
*	Grand Canyon Education Inc.	12,600	579
	Wendy's Co.	65,700	560
	Capella Education Co.	10,300	560
	Marcus Corp.	22,100	403
*	Marriott Vacations Worldwide Corp.	6,400	375
	Winmark Corp.	5,300	369
*	Modine Manufacturing Co.	23,200	365
	John Wiley & Sons Inc. Class A	6,000	364
	La-Z-Boy Inc.	12,000	278
	Children's Place Inc.	5,200	258
*	Citi Trends Inc.	11,000	236
*	ANN Inc.	4,800	197
*	Steven Madden Ltd.	4,000	137
			72,888
Consumer Staples (2.7%)
*	Pilgrim's Pride Corp.	123,350	3,375
	Sanderson Farms Inc.	34,400	3,344

	Andersons Inc.	53,600	2,765
*	Rite Aid Corp.	333,000	2,388
*	USANA Health Sciences Inc.	8,500	664
*	Chiquita Brands International Inc.	59,800	649
*	SUPERVALU Inc.	65,600	539
	Pinnacle Foods Inc.	10,800	355
	Cal-Maine Foods Inc.	3,600	267
	Lancaster Colony Corp.	2,600	247
			14,593
Energy (6.4%)
*	Unit Corp.	48,000	3,304
	Green Plains Inc.	98,800	3,248
	Exterran Holdings Inc.	70,800	3,185
*	Gran Tierra Energy Inc.	361,500	2,935
*	Kosmos Energy Ltd.	260,300	2,923
*	Clayton Williams Energy Inc.	20,700	2,844
*	Matrix Service Co.	81,300	2,666
*	Matador Resources Co.	81,700	2,392
*,^ Quicksilver Resources Inc.		876,300	2,340
*	SEACOR Holdings Inc.	26,300	2,163
	Bristow Group Inc.	26,300	2,120
*	Newfield Exploration Co.	42,400	1,874
*	Bonanza Creek Energy Inc.	21,400	1,224
*	Abraxas Petroleum Corp.	144,000	901
*	Helix Energy Solutions Group Inc.	25,000	658
			34,777
Financials (22.7%)
	Aspen Insurance Holdings Ltd.	68,900	3,129
	Old Republic International Corp.	182,100	3,012
	Montpelier Re Holdings Ltd.	93,300	2,981
*	Western Alliance Bancorp	123,900	2,949
	WSFS Financial Corp.	37,700	2,777
	Washington Federal Inc.	118,900	2,667
	Waddell & Reed Financial Inc. Class A	42,500	2,660
	International Bancshares Corp.	98,400	2,657
	HCI Group Inc.	64,900	2,635
*	Piper Jaffray Cos.	50,400	2,609
*	Investment Technology Group Inc.	142,000	2,397
*	Credit Acceptance Corp.	19,412	2,390
	Associated Banc-Corp	131,500	2,378
	United Community Banks Inc.	137,100	2,244
*	Howard Hughes Corp.	13,600	2,147
	Cathay General Bancorp	83,200	2,127
	Nelnet Inc. Class A	51,148	2,119
	PrivateBancorp Inc.	70,200	2,040
	Omega Healthcare Investors Inc.	54,500	2,009
	LaSalle Hotel Properties	56,800	2,004
*	Popular Inc.	58,000	1,982
	Home Properties Inc.	27,900	1,785
*	Greenlight Capital Re Ltd. Class A	53,900	1,775
	First Midwest Bancorp Inc.	102,700	1,749
	Ryman Hospitality Properties Inc.	36,300	1,748
	RLJ Lodging Trust	60,500	1,748
	Corrections Corp. of America	52,412	1,722
	Columbia Property Trust Inc.	65,000	1,691
	Retail Properties of America Inc.	108,200	1,664

* Strategic Hotels & Resorts Inc.	142,100	1,664
Glacier Bancorp Inc.	58,100	1,649
Geo Group Inc.	44,800	1,601
EPR Properties	28,400	1,587
* World Acceptance Corp.	20,800	1,580
Primerica Inc.	32,500	1,555
WesBanco Inc.	49,411	1,534
CommonWealth REIT	57,600	1,516
East West Bancorp Inc.	43,100	1,508
FelCor Lodging Trust Inc.	142,900	1,502
* First NBC Bank Holding Co.	44,500	1,491
Sovran Self Storage Inc.	18,900	1,460
Lexington Realty Trust	131,500	1,448
Brandywine Realty Trust	92,700	1,446
Healthcare Trust of America Inc. Class A	119,700	1,441
DuPont Fabros Technology Inc.	52,600	1,418
Chesapeake Lodging Trust	46,600	1,409
CubeSmart	76,400	1,400
First Interstate BancSystem Inc.	51,400	1,397
PS Business Parks Inc.	16,400	1,369
* E*TRADE Financial Corp.	64,100	1,363
Ashford Hospitality Trust Inc.	112,800	1,302
CyrusOne Inc.	50,500	1,257
RAIT Financial Trust	147,100	1,217
Pennsylvania REIT	63,700	1,199
First Commonwealth Financial Corp.	129,400	1,193
Inland Real Estate Corp.	108,800	1,157
Protective Life Corp.	16,600	1,151
Ramco-Gershenson Properties Trust	64,800	1,077
Medical Properties Trust Inc.	79,400	1,051
Select Income REIT	35,100	1,040
Sabra Health Care REIT Inc.	36,200	1,039
CoreSite Realty Corp.	30,000	992
Universal Health Realty Income Trust	22,800	991
Symetra Financial Corp.	43,400	987
Altisource Residential Corp.	36,000	937
* Portfolio Recovery Associates Inc.	15,600	929
Highwoods Properties Inc.	21,300	894
One Liberty Properties Inc.	39,600	845
* Tristate Capital Holdings Inc.	54,100	764
Flushing Financial Corp.	36,300	746
Astoria Financial Corp.	53,800	724
* Tejon Ranch Co.	20,139	648
Allied World Assurance Co. Holdings AG	15,000	570
^ Southside Bancshares Inc.	13,630	395
StanCorp Financial Group Inc.	5,000	320
* HomeTrust Bancshares Inc.	20,100	317
FBL Financial Group Inc. Class A	6,800	313
* KCG Holdings Inc. Class A	24,600	292
Fulton Financial Corp.	22,300	276
CVB Financial Corp.	15,000	240
1st Source Corp.	7,200	220
First Bancorp	10,100	185
Provident Financial Services Inc.	10,700	185
First Industrial Realty Trust Inc.	7,900	149
Oppenheimer Holdings Inc. Class A	6,100	146

	MainSource Financial Group Inc.	7,300	126
			123,007
Health Care (11.6%)
*	Salix Pharmaceuticals Ltd.	34,700	4,280
*	Charles River Laboratories International Inc.	61,200	3,275
*	Depomed Inc.	234,500	3,260
*	PAREXEL International Corp.	57,500	3,038
*	VCA Inc.	82,100	2,881
*	PharMerica Corp.	100,700	2,879
*	Align Technology Inc.	50,600	2,836
*	Amedisys Inc.	169,300	2,834
*	Natus Medical Inc.	108,600	2,730
^	PDL BioPharma Inc.	264,300	2,558
*	Addus HomeCare Corp.	113,700	2,556
*	Bruker Corp.	104,400	2,534
*	CorVel Corp.	55,700	2,517
*	Centene Corp.	29,400	2,223
*,^ Myriad Genetics Inc.		54,300	2,113
*	Nektar Therapeutics	159,000	2,038
^	Chemed Corp.	20,500	1,921
*	MedAssets Inc.	74,100	1,693
*,^ Mallinckrodt plc		20,200	1,616
*	Affymetrix Inc.	170,600	1,520
	Select Medical Holdings Corp.	86,400	1,348
*	Seattle Genetics Inc.	32,800	1,255
*	AMN Healthcare Services Inc.	95,800	1,178
	Questcor Pharmaceuticals Inc.	12,600	1,165
*	Prestige Brands Holdings Inc.	32,900	1,115
*	Omnicell Inc.	27,200	781
*	SurModics Inc.	35,231	755
	Cantel Medical Corp.	20,550	753
	West Pharmaceutical Services Inc.	15,800	667
	Kindred Healthcare Inc.	28,703	663
*	United Therapeutics Corp.	5,700	504
*	Emergent Biosolutions Inc.	22,400	503
*	ExamWorks Group Inc.	14,500	460
*	Insys Therapeutics Inc.	13,800	431
*	Orthofix International NV	4,300	156
			63,036
Industrials (16.5%)
	Trinity Industries Inc.	96,400	4,215
	Pitney Bowes Inc.	136,300	3,765
*	JetBlue Airways Corp.	327,200	3,550
	SPX Corp.	32,200	3,484
*	Spirit AeroSystems Holdings Inc. Class A	102,400	3,451
	Huntington Ingalls Industries Inc.	35,000	3,311
*	Greenbrier Cos. Inc.	55,700	3,208
	Deluxe Corp.	53,400	3,128
	ArcBest Corp.	68,900	2,998
	Terex Corp.	70,300	2,889
	AO Smith Corp.	57,400	2,846
	Oshkosh Corp.	49,500	2,749
	Kimball International Inc. Class B	163,300	2,730
	Alaska Air Group Inc.	28,100	2,671
	EnerSys	38,676	2,661
*	Generac Holdings Inc.	51,400	2,505

*	H&E Equipment Services Inc.	68,700	2,497
*	AECOM Technology Corp.	77,500	2,495
	Hyster-Yale Materials Handling Inc.	26,884	2,380
	AMERCO	7,900	2,297
*	Engility Holdings Inc.	58,600	2,242
*	Hawaiian Holdings Inc.	145,300	1,992
	Mueller Water Products Inc. Class A	208,200	1,799
*	United Rentals Inc.	16,700	1,749
	Steelcase Inc. Class A	112,400	1,701
	GATX Corp.	23,000	1,540
	G&K Services Inc. Class A	28,800	1,500
	ITT Corp.	27,500	1,323
	Manitowoc Co. Inc.	37,400	1,229
	Harsco Corp.	45,100	1,201
*	Taser International Inc.	87,900	1,169
	Altra Industrial Motion Corp.	31,700	1,154
*	American Woodmark Corp.	36,100	1,150
	AAR Corp.	37,500	1,033
	Alliant Techsystems Inc.	6,600	884
*	Swift Transportation Co.	34,800	878
	American Railcar Industries Inc.	12,100	820
	RR Donnelley & Sons Co.	39,900	677
	Federal Signal Corp.	41,200	604
*	Spirit Airlines Inc.	9,300	588
	US Ecology Inc.	11,531	564
	UniFirst Corp.	5,000	530
	Lennox International Inc.	5,900	528
	AAON Inc.	14,500	486
	Acuity Brands Inc.	2,800	387
	Toro Co.	5,600	356
*	Ducommun Inc.	11,500	300
	CIRCOR International Inc.	3,300	255
	HNI Corp.	6,500	254
*	Performant Financial Corp.	24,500	247
*	Navigant Consulting Inc.	7,200	126
	Alamo Group Inc.	2,200	119
			89,215
Information Technology (16.7%)
*	Aspen Technology Inc.	79,800	3,703
*	Manhattan Associates Inc.	98,700	3,398
	Lexmark International Inc. Class A	70,500	3,395
	Broadridge Financial Solutions Inc.	80,700	3,360
*	RF Micro Devices Inc.	346,700	3,325
	DST Systems Inc.	35,358	3,259
*	Take-Two Interactive Software Inc.	146,200	3,251
*,^ Advanced Micro Devices Inc.		764,700	3,204
	Anixter International Inc.	31,000	3,102
	Brocade Communications Systems Inc.	310,000	2,852
*	SYNNEX Corp.	39,100	2,848
*	Zebra Technologies Corp.	34,600	2,848
	Heartland Payment Systems Inc.	67,900	2,798
	Booz Allen Hamilton Holding Corp. Class A	128,200	2,723
*	Global Cash Access Holdings Inc.	298,500	2,657
*,^ Ubiquiti Networks Inc.		52,200	2,359
	MAXIMUS Inc.	54,732	2,355
*	iGATE Corp.	59,300	2,158
*	Super Micro Computer Inc.	84,400	2,133

Blackbaud Inc.	56,600	2,023
* Unisys Corp.	81,712	2,022
* Tech Data Corp.	31,700	1,982
* ON Semiconductor Corp.	209,000	1,910
* Ciena Corp.	87,000	1,884
* ARRIS Group Inc.	47,500	1,545
* TeleTech Holdings Inc.	51,500	1,493
Pegasystems Inc.	58,000	1,225
* Applied Micro Circuits Corp.	111,300	1,203
* SunPower Corp. Class A	28,200	1,156
* Cirrus Logic Inc.	50,400	1,146
* MicroStrategy Inc. Class A	7,900	1,111
* Quantum Corp.	871,200	1,063
* comScore Inc.	29,600	1,050
* Constant Contact Inc.	32,000	1,028
* Sanmina Corp.	42,800	975
* Benchmark Electronics Inc.	38,100	971
* OmniVision Technologies Inc.	40,100	881
* Amkor Technology Inc.	77,000	861
* Silicon Image Inc.	153,500	774
CSG Systems International Inc.	26,800	700
* Sapient Corp.	42,200	686
* Sigma Designs Inc.	148,500	680
* Sykes Enterprises Inc.	26,500	576
* Magnachip Semiconductor Corp.	38,900	549
* Plexus Corp.	12,200	528
Advent Software Inc.	15,600	508
* Integrated Device Technology Inc.	30,300	468
* Euronet Worldwide Inc.	8,900	429
* Ingram Micro Inc.	14,200	415
* MaxLinear Inc.	40,800	411
* ShoreTel Inc.	52,400	342
* Comverse Inc.	12,500	334
* Acxiom Corp.	13,300	288
Marchex Inc. Class B	22,500	270
* Rambus Inc.	17,600	252
* Carbonite Inc.	20,200	242
* PTC Inc.	6,100	237
Daktronics Inc.	16,900	201
* Newport Corp.	9,500	176
* Travelzoo Inc.	7,000	135
		90,458
Materials (5.2%)
PolyOne Corp.	83,300	3,510
Cytec Industries Inc.	32,800	3,458
* Graphic Packaging Holding Co.	288,800	3,379
NewMarket Corp.	7,500	2,941
Domtar Corp.	59,200	2,537
Neenah Paper Inc.	40,644	2,160
* Kraton Performance Polymers Inc.	87,500	1,959
* Ferro Corp.	155,000	1,947
* Berry Plastics Group Inc.	45,335	1,170
Minerals Technologies Inc.	13,300	872
Worthington Industries Inc.	20,200	869
Scotts Miracle-Gro Co. Class A	13,400	762
Sonoco Products Co.	17,000	747
Compass Minerals International Inc.	7,500	718

Olin Corp.			22,000	592
A Schulman Inc.			12,000	464
				28,085
Telecommunication Services (0.6%)
Atlantic Tele-Network Inc.			40,500	2,349
Shenandoah Telecommunications Co.			16,500	503
IDT Corp. Class B			23,300	406
				3,258
Utilities (3.3%)
Vectren Corp.			79,800	3,392
Great Plains Energy Inc.			124,200	3,337
New Jersey Resources Corp.			55,500	3,172
IDACORP Inc.			50,900	2,944
American States Water Co.			65,000	2,160
Otter Tail Corp.			60,000	1,817
Portland General Electric Co.			18,200	631
UNS Energy Corp.			7,900	477
				17,930
Total Common Stocks (Cost $425,268)				537,247
	Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.8%)
[2,3] Vanguard Market Liquidity Fund	0.111%		9,676,811	9,677

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 Fannie Mae Discount Notes	0.060%	7/2/14	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.060%	7/7/14	300	300
				400
Total Temporary Cash Investments (Cost $10,077)				10,077
Total Investments (101.1%) (Cost $435,345)				547,324
Other Assets and Liabilities-Net (-1.1%)[3]				(5,733)
Net Assets (100%)				541,591
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,722,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $5,019,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Strategic Small-Cap Equity Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	537,247	—	—
Temporary Cash Investments	9,677	400	—
Futures Contracts—Assets[1]	26	—	—
Total	546,950	400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Strategic Small-Cap Equity Fund

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	September 2014	34	4,047	89

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $435,353,000. Net unrealized appreciation of investment securities for tax purposes was $111,971,000, consisting of unrealized gains of $118,027,000 on securities that had risen in value since their purchase and $6,056,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

VANGUARD HORIZON FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.